Stockholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended					3 Months Ended						12 Months Ended			1 Months Ended	12 Months Ended
	Aug. 20, 2013	Mar. 20, 2013	Feb. 04, 2013	Dec. 28, 2012	Aug. 17, 2012	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2012	Dec. 31, 2008	Jan. 31, 2013	Jun. 30, 2013	Feb. 10, 2014	Sep. 16, 2010
Preferred Stock [Abstract]
Preferred Stock, Shares Authorized						1,000,000						1,000,000
Treasury Stock [Abstract]
Authorized amount of stock repurchase						$ 75,000						$ 75,000		$ 25,000
Treasury stock purchased (in shares)												1,591,566		1,000
Average cost per share (in dollars per share)												$ 18.20		$ 4.00
Dividends [Abstract]
Date dividend declared	Aug. 20, 2013	May 20, 2013	Feb. 04, 2013		Aug. 17, 2012
Dividend per common share (in dollars per share)	$ 0.275	$ 0.0625	$ 0.0625	$ 0.125	$ 0.25	$ 0.075	$ 0.075		$ 0.06875	$ 0.06250	$ 0.06250	$ 0.075					$ 0.300	$ 0.06875
Total dividends paid		4,707	4,706	9,412		5,541	5,559	5,178	5,178	4,691	4,691
Date dividends paid		Jun. 28, 2013	Mar. 25, 2013	Dec. 28, 2012		Jun. 24, 2014	Mar. 12, 2014	Dec. 23, 2013	Sep. 24, 2013	Dec. 14, 2012	Sep. 19, 2012
Date of stockholders of record		Jun. 10, 2013	Mar. 15, 2013	Dec. 17, 2012		Jun. 10, 2014	Feb. 26, 2014	Dec. 09, 2013	Sep. 10, 2013	Nov. 20, 2012	Sep. 05, 2012
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Increase in non controlling interest													46,762
Quebec Silicon Limited Partnership [Member]
Business Acquisition [Line Items]
Company's ownership interest (in hundredths)													51.00%
Yonvey [Member]
Business Acquisition [Line Items]
Company's ownership interest (in hundredths)												98.00%			28.00%
Noncontrolling Interest [Abstract]
Increase ownership by noncontrolling interest															2,330
Sale of a 49% membership interest in WVA LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Increase in non controlling interest																$ (3,102)